Statements Of Financial Condition	Sep. 30, 2018 USD ($) $ / item	Dec. 31, 2017 USD ($) $ / item
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $26,788,253 and $43,712,747)	$ 26,757,755	$ 43,659,062
Net unrealized appreciation on open futures and forward currency contracts	4,868,897	1,183,274
Due from brokers	8,455,651	231,309
Cash denominated in foreign currencies (cost $5,553,008 and $10,692,888)	5,534,594	10,970,398
Total equity in trading accounts	45,616,897	56,044,043
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $128,085,676 and $144,189,124)	127,954,937	143,988,170
CASH AND CASH EQUIVALENTS	14,658,809	23,212,966
ACCRUED INTEREST RECEIVABLE	383,823	505,305
TOTAL	188,614,466	223,750,484
LIABILITIES:
Subscriptions by Unitholders received in advance	759,450	1,420,900
Net unrealized depreciation on open forward currency contracts	1,160,709	4,213,545
Due to Managing Owner	146,974	0
Due to brokers	729,561	348,101
Accrued brokerage and custodial fees	778,523	942,175
Accrued management fees	47,477	47,179
Redemptions payable to Unitholders	6,832,157	3,468,963
Redemption payable to Managing Owner		1,308,811
Accrued expenses	112,410	155,246
Accrued profit share	4,842
Total liabilities	10,572,103	11,904,920
TRUST CAPITAL:
Total trust capital	178,042,363	211,845,564
TOTAL	188,614,466	223,750,484
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	3,734,859	3,742,615
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 135,227,910	$ 169,927,843
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,159.50	1,218.29
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 31,262,440	$ 31,616,309
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,602.62	1,627.18
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 7,084,474	$ 6,558,797
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,991.72	1,995.85
Series 5 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 732,680
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,548.04